FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUES
Summary of fair values of financial assets and financial liabilities

Financial Instruments as of 12/31/2025	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	243,188,707	6,317,794	—	249,506,501
- Derivatives	—	9,910,637	—	9,910,637
- Other financial assets	44,370,988	—	—	44,370,988
- Other debt securities	63,225,729	35,384,116	—	98,609,845
- Investments in Equity Instruments	4,306,274	—	1,399,669	5,705,943
Total Assets	355,091,698	51,612,547	1,399,669	408,103,914
Liabilities
- Liabilities at fair value through profit or loss	693,909	—	—	693,909
- Other financial liabilities	271,671,634	—	—	271,671,634
Total Liabilities	272,365,543	—	—	272,365,543

Financial Instruments as of 12/31/2024	FV Level 1	FV Level 2	FV Level 3	Total
Assets
- Debt securities at fair value through profit or loss	337,225,295	9,184,953	—	346,410,248
- Derivatives	—	6,087,827	—	6,087,827
- Other financial assets	22,573,471	—	—	22,573,471
- Other debt securities	145,575,345	128,242,424	—	273,817,769
- Financial assets pledged as collateral	230,670,891	—	—	230,670,891
- Investments in Equity Instruments	68,878	—	866,079	934,957
Total Assets	736,113,880	143,515,204	866,079	880,495,163
Liabilities
- Derivatives	—	2,281,117	—	2,281,117
- Other financial liabilities	208,818,482	—	—	208,818,482
Total Liabilities	208,818,482	2,281,117	—	211,099,599

Summary of reconciliation of the financial instruments

FV Level 3	12/31/2024	Transfers	Additions	Disposals	OCI	12/31/2025
Assets
- Investments in equity instruments	866,079	—	35,936	(16,039)	513,693	1,399,669

Summary of difference between carrying amount and fair value of assets and liabilities

Other Financial Instruments as of 12/31/2025	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	1,599,186,464	1,599,186,464	1,599,186,464	—	—
- Other financial assets	13,162,141	13,162,141	13,162,141	—	—
- Loans and other financing	3,765,478,226	4,018,615,003	—	—	4,018,615,003
- Reverse Repo Transactions	3,657,016	3,657,016	3,657,016	—	—
- Other Debt Securities	706,297,983	715,560,730	715,560,730	—	—
- Financial assets Pledged as collateral	681,163,072	680,687,200	680,687,200	—	—
	6,768,944,902	7,030,868,554	3,012,253,551	—	4,018,615,003
Financial Liabilities
- Deposits	5,118,886,479	5,136,751,125	—	—	5,136,751,125
- Other financial liabilities	8,600,651	8,600,651	8,600,651	—	—
- Repo transactions	393,411,412	393,411,412	393,411,412	—	—
- Financing received from the Central Bank and other financial institutions	480,793,742	453,162,201	—	—	453,162,201
- Unsubordinated Debt securities	174,866,398	176,412,406	176,412,406	—	—
	6,176,558,682	6,168,337,795	578,424,469	—	5,589,913,326

Other Financial Instruments as of 12/31/2024	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	858,981,662	858,981,662	858,981,662	—	—
- Other financial assets	15,093,100	15,093,100	15,093,100	—	—
- Loans and other financing	2,854,710,927	3,132,630,423	—	—	3,132,630,423
- Other Debt Securities	795,536,505	794,483,922	792,734,227	1,749,695	—
- Financial assets Pledged as collateral	2,447	2,447	2,447	—	—
	4,524,324,641	4,801,191,554	1,666,811,436	1,749,695	3,132,630,423
Financial Liabilities
- Deposits	4,174,648,931	4,206,034,138	—	—	4,206,034,138
- Other financial liabilities	9,796,031	9,796,031	9,796,031	—	—
- Financing received from the Central Bank and other financial institutions	51,695,858	51,598,312	—	—	51,598,312
- Repo Transactions	44,677,369	44,677,369	44,677,369	—	—
- Unsubordinated debt securities	67,297,539	67,297,539	67,297,539	—	—
	4,348,115,728	4,379,403,389	121,770,939	—	4,257,632,450

Summary of equity instruments measured at fair value with changes in profit or loss

	12/31/2025	12/31/2024
A3 Mercados S.A.	4,294,797	—
Cedear SPDR Dow Jones Ind	3,606	3,261
Cedear SPDR S&P	3,448	3,041
Cedear Financial Select Sector	3,278	2,940
Cedear Ishares MSCI Brasil	1,145	830
Ternium Arg S.A.Ords."A"1 Voto Esc	—	29,856
Holcim Argentina	—	14,273
Aluar S.A.	—	4,129
Grupo Financiero Galicia SA	—	10,548
Total	4,306,274	68,878

Summary of equity instruments measured at fair value with changes in other comprehensive income

	FV at	Income / (Loss)			FV at
Detail	12/31/2024	through OCI	Disposals	Additions	12/31/2025
Mercado Abierto Electrónico S.A.	5,982	-	(5,982)	—	—
Play Digital S.A.	148,670	(49,500)	—	—	99,170
Seguro de Depósitos S.A	74,879	51,955	—	—	126,834
Compensador Electrónica S.A.	599,364	520,925	—	28,232	1,148,521
Provincanje S.A.	10,057	—	(10,057)	—	—
Cuyo Aval Sociedad de Garantía Recíproca	20,038	(2,776)	—	—	17,262
Argencontrol S.A.	3,339	(801)	—	—	2,538
IEBA S.A.	80	(19)	—	—	61
Other Reciprocal Guarantee Companies	3,670	(6,091)	—	7,704	5,283
Total	866,079	513,693	(16,039)	35,936	1,399,669

	FV at	Income / (Loss)			FV at
Detail	12/31/2023	through OCI	Disposals	Additions	12/31/2024
Mercado Abierto Electrónico S.A.	4,676	1,306	—	—	5,982
Play Digital S.A.	487,312	(651,440)	(200,910)	513,708	148,670
Seguro de Depósitos S.A	54,234	20,645	—	—	74,879
Compensador Electrónica S.A.	318,857	323,021	(45,141)	2,627	599,364
Provincanje S.A.	21,900	(11,843)	—	—	10,057
Cuyo Aval Sociedad de Garantía Recíproca	16,182	3,856	—	—	20,038
Argencontrol S.A.	1,664	1,675	—	—	3,339
IEBA S.A.	175	(95)	—	—	80
Other Reciprocal Guarantee Companies	2,781	889	—	—	3,670
Total	907,781	(311,986)	(246,051)	516,335	866,079